Note 11 - Income Taxes - Reconciliation of Actual Income Tax Expense to the Expected Tax Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Computed “expected” tax expense	$ 13,473,000	$ 10,103,000	$ 9,893,000
State income taxes, net of Federal income tax benefit	1,584,000	552,000	1,056,000
Tax exempt interest, net of interest expense exclusion	(237,000)	(245,000)	(186,000)
Earnings on cash surrender value of life insurance	(205,000)	(173,000)	(170,000)
Expenses not deductible for tax purposes	12,000	14,000	37,000
Equity based compensation	(28,000)	(6,000)	15,000
Other	133,000	(627,000)	422,000
Income Tax Expense (Benefit), Total	$ 14,732,000	$ 9,618,000	$ 11,067,000